Mr. Robert L. Kimball

Tel 214.220.7700 Fax 214.220.7716

January 4, 2016

BY EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Re:	Reata Pharmaceuticals, Inc. – Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Reata Pharmaceuticals, Inc., a Delaware corporation (the “Company”), we submit to you the Company’s Registration Statement on Form S-1 (the “Registration Statement”) filed under the Securities Act of 1933 (the “Securities Act”) on January 4, 2016. Please note that on October 29, 2015, we submitted an application to the Secretary of the Securities and Exchange Commission requesting confidential treatment of portions of certain material contracts filed as exhibits to the Registration Statement.

Pursuant to Rule 461(a) under the Securities Act, the Company and the underwriters intend to request acceleration of the effective date of the Registration Statement orally. The Company and the underwriters have indicated that they are aware of their obligations under the Securities Act.

The filing fee of $8,056.00 was transmitted by wire transfer to the Securities and Exchange Commission’s account at U.S. Bank of St. Louis, Missouri on December 30, 2015. Please direct any questions or comments regarding the Registration Statement to Robert L. Kimball of Vinson & Elkins LLP at (214) 220-7860.

Sincerely,

/s/ Robert L. Kimball
Robert L. Kimball

Vinson & Elkins LLP Attorneys at Law Abu Dhabi Austin Beijing Dallas Dubai Hong Kong Houston London Moscow New York Palo Alto Riyadh San Francisco Tokyo Washington	Trammell Crow Center, 2001 Ross Avenue, Suite 3700 Dallas, TX 75201-2975 Tel +1.214.220.7700 Fax +1.214.220.7716 www.velaw.com